Provisions - Other information, provisions (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Statement [Line Items]
Description of nature of obligation, other provisions	1) The Group recognized the estimated amount of compensation related to incomplete sales of Derivative Linked Fund (DLF) in 2019 and provisions for fines expected to be imposed by the Financial Services Commission as the best estimate of expenditure required to fulfill its current obligations at the end of the period. 2) The Group recognized provisions for estimated compensation amounts related to the prepayment arising from the delay in the redemption of funds before the prior fiscal year and the dispute settlement as the best estimate of the expenditure amounting to 246,422 million won. In addition, The Group recognized provision amounting to 781 million won for estimated compensation of expected customer loss related to equity-linked securities during the current period.
Asset recognised for expected reimbursement, other provisions	₩ 246,422
Expected reimbursement, other provisions	₩ 781